SCHEDULE OF INVESTMENTS (000)*

June 30, 2019 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value

SHORT-TERM INVESTMENTS

Blackrock Liquidity Funds Treasury Trust Fund, Institutional Class, 2.150% **[1]	44,234,631	$44,235

Total Short-Term Investments

(Cost $44,235) — 104.1%		44,235

Total Investments — 104.1%

(Cost $44,235)		44,235

Liabilities in Excess of Other Assets — (4.1)%		(1,729)

Net Assets — 100.0%		$42,506

A list of outstanding total return swap agreements held by the Fund as of June 30, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day +0.50% to Fed Funds-1 day +2.50%	Total Return of the basket of securities	2/3/2021	$26,871	$71

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.35%	Total Return of the basket of securities	2/2/2021	2,244	—

Morgan Stanley	Canada Custom Basket of Securities	Long: Fed Funds- 1 day +0.50%	Total Return of the basket of securities	9/18/2019	5,878	29

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -13.13	Total Return of the basket of securities	2/5/2021	2,237	76

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds-1day -2.38%	Total Return of the basket of securities	2/3/2021	313	48

Morgan Stanley	New Zealand Custom Basket of Securities	Long: Fed Funds- 1 day +0.55% Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	7/30/2020	482	—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day -0.35% to Fed Funds-1 day -3.23%	Total Return of the basket of securities	2/3/2021	$(28,720)	$(26)

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds- 1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds-1 day -2.75%	Total Return of the basket of securities	2/2/2021	(1,244)	—

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day -0.35% to Fed Funds-1 day -0.64%	Total Return of the basket of securities	2/3/2021	(4,099)	(19)

Morgan Stanley	Australia Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -1.00%	Total Return of the basket of securities	2/3/2021	(2,153)	(18)

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day +0.85% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -0.88%	Total Return of the basket of securities	6/10/2020	(286)	20

Morgan Stanley	Singapore Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -0.88%	Total Return of the basket of securities	4/22/2020	(1,752)	—

						$181

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of June 30, 2019.

United States Custom Basket of Securities

Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
3,000	Ralph Lauren Corp.	USD	341	$2	3%
3,210	Baidu, Inc.	USD	377	—	0
3,500	HFF, Inc.	USD	159	—	0
4,000	Marathon Petroleum Corp.	USD	223	—	0
5,200	Alliance Bernstein Holdings, L.P.	USD	154	—	0
6,319	Flowserve Corp.	USD	333	1	1
7,100	NRG Energy, Inc.	USD	249	—	0
9,200	Chimera Investment Corporation	USD	174	5	7

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
9,800	Arch Coal, Inc.	USD	923	$—	0%
10,100	Zimmer Biomet Holdings, Inc.	USD	1,189	2	3
10,426	Microsoft Corporation	USD	1,397	—	0
11,000	Nexa Resources SA	USD	105	—	0
11,300	American Public Education	USD	334	—	0
14,100	United States Steel	USD	216	—	0
18,200	Peabody Energy Corp.	USD	439	—	0
18,824	Wells Fargo & Co.	USD	891	—	0
20,084	Citigroup, Inc.	USD	1,406	—	0
21,100	Alaska Air Group	USD	1,349	—	0
21,722	Bank Of America	USD	630	3	4
24,343	Oracle Corp.	USD	1,387	—	0
25,000	K12, Inc.	USD	760	—	0
29,100	Prospect Capital Corp.	USD	190	2	3
29,700	Acco Brands Corp.	USD	234	—	0
31,104	FirstEnergy Corp.	USD	1,332	—	0
33,900	Venator Materials PLC	USD	179	—	0
40,900	Park Hotels & Resorts, Inc.	USD	1,127	19	27
43,100	Rent-A-Center	USD	1,148	—	0
45,600	Viacom, Class B	USD	1,362	9	13
46,278	Signet Jewelers Ltd.	USD	827	—	0
48,300	H & R Block, Inc.	USD	1,415	12	17
51,400	RPC, Inc.	USD	371	—	0
55,800	Steelcase, Inc.	USD	954	8	11
57,275	Sabre Corp.	USD	1,272	8	11
64,200	Alliance Resource Partners, L.P.	USD	1,090	—	0
73,200	Aes Corp.	USD	1,227	—	0
81,100	Navient Corporation	GBP	1,107	—	0

			26,871	$71	100%

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(212,552)	TP Icap PLC	GBP	(809)	$—	0%
(182,005)	Beazley Ireland Holdings PLC	GBP	(1,276)	—	0
(160,363)	Capital & Counties Properties	GBP	(442)	—	0
(62,256)	United Utilities Group PLC	GBP	(619)	(22)	0
(18,208)	Severn Trent PLC	GBP	(474)	(13)	0
(8,090)	Reckitt Benckiser Group PLC	GBP	(639)	—	0
16,982	Plus500 Ltd.	GBP	113	6	0
17,448	British American Tobacco PLC	GBP	610	12	0
24,420	Playtech PLC	GBP	132	—	0
30,945	Entertainment One Ltd.	GBP	156	—	0
55,686	BHP Group PLC	GBP	1,426	—	0
87,214	Daily Mail & General Trust PLC	GBP	866	8	0
90,090	SSE PLC	GBP	1,285	—	0
100,790	Barclays PLC	GBP	192	—	0
193,880	Aviva PLC	GBP	1,026	—	0
428,043	Renewables Infrastructure Group	GBP	697	9	0

			2,244	$—	0%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
13,000	Canadian Imperial Bank of Commerce	CAD	1,022	$14	48%
35,300	Gildan Activewear, Inc.	CAD	1,366	—	0
42,100	Genworth MI Canada, Inc.	CAD	1,332	12	42
74,429	Manulife Financial Corp.	CAD	1,353	—	0
156,800	Encana Corp.	CAD	805	3	10

			5,878	$29	100%

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(5,942,000)	GCL-Poly Energy	HKD	(327)	$—	0%
(778,000)	Li & Fung	HKD	(136)	—	0
(338,000)	Huaneng Power	HKD	(199)	—	0
(148,000)	China Communication Services	HKD	(115)	—	0

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Hong Kong Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(137,151)	Bank of East Asia	HKD	(384)	$—	0%
(92,900)	Prada	HKD	(287)	—	0
(89,600)	MGM China	HKD	(152)	—	0
(68,000)	AIA	HKD	(734)	—	0
(51,400)	China Taiping	HKD	(138)	—	0
(34,500)	Bank of China Hong Kong	HKD	(135)	—	0
—	Sino-Ocean Group	HKD	—	(3)	(4)
2,197	China International Marine Containers, Rights	HKD	—	—	0
63,000	Shanghai Industrial	HKD	137	—	0
88,000	China Mobile	HKD	802	—	0
93,000	Asia Cement China	HKD	149	—	0
141,000	Times China Holdings Ltd.	HKD	282	14	18
144,000	TravelSky Technology Ltd.	HKD	290	—	0
229,000	BYD Electronic	HKD	327	7	9
271,560	China International Marine Containers	HKD	273	16	21
330,000	Jiangsu Express	HKD	470	20	27
399,000	Sinotruk Ltd.	HKD	691	—	0
1,584,000	China Cinda Asset Management Co., Ltd.	HKD	365	22	29
1,943,000	CQRC Bank	HKD	1,058	—	0

			2,237	$76	100%

Japan Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(148,100)	Hokuriku Electric Power Co.	JPY	(1,074)	$—	0%
(70,300)	Keikyu Corp.	JPY	(1,211)	(5)	(10)
(66,700)	Kansai Paint Co., Ltd.	JPY	(1,399)	(10)	(21)
(58,600)	Panasonic Corp.	JPY	(489)	—	0
(32,900)	Japan Lifeline Co., Ltd.	JPY	(533)	—	0
(32,000)	Maruichi Steel Tube Ltd.	JPY	(890)	—	0
(31,400)	MISUMI Group, Inc.	JPY	(788)	—	0
(24,000)	Toray Industries, Inc.	JPY	(183)	—	0
(16,000)	Odakyu Electric Railway Co., Ltd.	JPY	(392)	(2)	(4)
(14,400)	Miraca Holdings, Inc.	JPY	(328)	—	0
(9,700)	GMO Internet, Inc.	JPY	(176)	(1)	(2)
(8,400)	Monotaro Co., Ltd.	JPY	(205)	(1)	(2)
(7,000)	Nippon Paint Holdings Co., Ltd.	JPY	(272)	(1)	(2)
(5,700)	Sysmex Corp.	JPY	(372)	—	0
(4,500)	Toshiba Corp.	JPY	(140)	—	0

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Japan Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(4,100)	Nihon Ma Center, Inc.	JPY	(98)	$—	0%
(3,100)	Nidec Corp.	JPY	(424)	—	0
3,600	Sumitomo Mitsui Financial Group, Inc.	JPY	127	3	6
6,400	Benesse Holdings, Inc.	JPY	149	—	0
12,600	East Japan Railway Co.	JPY	1,180	—	0
18,000	Tokuyama Corp.	JPY	487	—	0
25,800	Sompo Holdings, Inc.	JPY	997	—	0
33,500	Japan Airlines Co., Ltd.	JPY	1,072	—	0
34,300	Takeda Pharmaceutical Co., Ltd.	JPY	1,218	25	52
37,300	Showa Denko K.K.	JPY	1,098	16	33
53,400	Hazama Ando Corp.	JPY	357	7	15
53,600	KDDI Corp.	JPY	1,366	—	0
83,500	Tokai Carbon Co., Ltd.	JPY	872	17	35
119,100	Tokai Tokyo Financial Holdings, Inc.	JPY	364	—	0

			313	$48	100%

New Zealand Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(41,211)	Fletcher Building Ltd.	NZD	(134)	$—	0%
346,654	Air New Zealand	NZD	616	—	0

			482	$—	0%

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of June 30, 2019.

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

United States Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(55,708)	Snap, Inc.	USD	(797)	$—	0%
(48,500)	Mattel, Inc.	USD	(544)	—	0
(43,200)	Box Inc., Class A	USD	(761)	—	0
(33,500)	Aqua America, Inc.	USD	(1,386)	—	0
(30,900)	Keurig Dr Pepper, Inc.	USD	(893)	—	0
(27,200)	Houlihan Lokey	USD	(1,211)	—	0
(21,900)	Cloudera, Inc.	USD	(115)	—	0
(21,100)	Moelis & Company	USD	(737)	—	0
(21,000)	Kraft Heinz Co.	USD	(652)	—	0
(19,900)	Welbilt, Inc.	USD	(332)	—	0
(19,900)	Siteone Landscape Supply, Inc.	USD	(1,379)	—	0
(18,832)	Carvana Co.	USD	(1,179)	—	0
(17,800)	Virtu Financial, Inc., Class A	USD	(388)	—	0
(17,000)	Proassurance Corp	USD	(614)	(5)	18
(17,000)	Cyrusone, Inc.	USD	(981)	(8)	31
(16,200)	Blackstone Group LP	USD	(720)	—	0
(13,400)	Pacific Premier Bancorp, Inc.	USD	(414)	—	0
(13,071)	FireEye, Inc.	USD	(194)	—	0
(12,700)	Helios Technologies, Inc.	USD	(589)	—	0
(12,300)	Howard Hughes Corp.	USD	(1,523)	—	0
(12,100)	Docusign, Inc.	USD	(601)	—	0
(11,600)	L Brands	USD	(303)	—	0
(10,600)	Cboe Global Markets, Inc.	USD	(1,098)	—	0
(10,300)	Instructure, Inc.	USD	(438)	—	0
(9,800)	Immunomedics, Inc.	USD	(136)	—	0
(8,700)	Spectrum Brands Holdings, Inc.	USD	(468)	—	0
(8,000)	Bunge Ltd.	USD	(446)	—	0
(7,200)	Q2 Holdings, Inc.	USD	(550)	—	0
(6,900)	Axon Enterprise, Inc.	USD	(443)	—	0
(6,800)	Potlatchdeltic Corporation Common Stock	USD	(265)	(3)	12
(6,500)	Heron Therapeutics, Inc.	USD	(121)	—	0
(6,100)	International Flavor and Fragances	USD	(885)	(5)	19
(5,900)	Nutanix, Inc., Class A	USD	(153)	—	0
(5,800)	Wabtec	USD	(417)	—	0
(5,400)	First Republic Bank	USD	(527)	—	0
(5,100)	Beigene Ltd.	USD	(632)	—	0
(4,500)	Zillow Group Inc., Class C	USD	(209)	—	0

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(3,100)	Teladoc Health, Inc.	USD	(206)	$—	0%
(2,800)	Deere & Co.	USD	(464)	(2)	8
(2,700)	2U, Inc.	USD	(102)	—	0
(2,300)	Digital Realty	USD	(271)	(2)	8
(2,100)	Shopify, Inc.	USD	(630)	—	0
(1,867)	Autodesk, Inc.	USD	(304)	—	0
(1,800)	Inogen, Inc.	USD	(120)	—	0
(1,700)	Chubb Ltd.	USD	(250)	(1)	4
(1,600)	Twilio, Inc.	USD	(218)	—	0
(1,300)	Markel Corp.	USD	(1,416)	—	0
(1,200)	Okta Inc	USD	(148)	—	0
(1,000)	White Mountains Insurance	USD	(1,021)	—	0
(400)	Costar Group	USD	(222)	—	0
(300)	Netflix, Inc.	USD	(110)	—	0
(300)	The Sherwin-Williams Company	USD	(137)	—	0

			(28,720)	$(26)	100%

Europe Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(4,189,117)	Banco Comercial Portugues	EUR	(1,296)	$—	0%
(94,096)	EDF	EUR	(1,187)	—	0
(91,738)	Norsk Hydro	EUR	(328)	—	0
(70,292)	Banco Santander SA	EUR	(326)	—	0
(39,495)	Cellnex Telecom	EUR	(1,463)	—	0
(33,065)	Umicore	EUR	(1,061)	—	0
(24,986)	Aker BP ASA	EUR	(717)	—	0
(24,403)	Deutsche Bank AG	EUR	(188)	—	0
(21,570)	Daimler AG	EUR	(1,201)	—	0
(18,272)	BMW	EUR	(1,354)	—	0
(7,888)	Accor SA	EUR	(339)	—	0
(5,691)	Iliad	EUR	(640)	—	0
(4,694)	AMS AG	EUR	(184)	—	0
(4,657)	Baloise Holding AG	EUR	(825)	—	0
(3,481)	Renault	EUR	(219)	—	0
4,477	Roche GS	EUR	1,260	—	0
6,407	SAP Se	EUR	881	—	0
7,762	Dt Lufthansa AG	EUR	133	—	0

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Europe Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
7,991	BASF SE	EUR	581	$—	0%
9,515	Unicredito Spa	EUR	117	—	0
14,164	Novartis AG	EUR	1,295	—	0
17,095	Dialog Semicon	EUR	690	—	0
25,775	BNP Paribas	EUR	1,225	—	0
41,172	ABB Ltd.	EUR	827	—	0
46,591	Nordea Bank ABP	EUR	338	—	0
63,649	Koninklijke Volkerwessels	EUR	1,279	—	0
99,059	SSAB	EUR	345	—	0
117,744	Hemfosa Fastigheter	EUR	1,113	—	0

			(1,244)	$—	0%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(310,647)	Bombardier Transportation	CAD	(521)	$—	0%
(20,900)	Premium Brands Holdings	CAD	(1,429)	(8)	42
(17,600)	Telus Corporation	CAD	(651)	(6)	32
(13,798)	SNC-Lavalin Group, Inc.	CAD	(279)	—	0
(9,200)	Enbridge, Inc.	CAD	(332)	—	0
(7,200)	Colliers International Group I	CAD	(515)	—	0
(5,400)	BCE, Inc.	CAD	(246)	(4)	21
(4,900)	Keyera Corp	CAD	(126)	(1)	5

			(4,099)	$(19)	100%

Australia Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(985,381)	Ausnet Services	AUD	(1,295)	$—	0%
(185,994)	Nufarm Ltd.	AUD	(535)	—	0
(100,536)	APA Group	AUD	(761)	(18)	100
(84,169)	Insurance Australia Group Limited	AUD	(488)	—	0
(55,946)	Origin Energy Ltd.	AUD	(287)	—	0
(51,410)	NextDC Ltd.	AUD	(234)	—	0
201,921	Coca-Cola Amatil Ltd.	AUD	1,447	—	0

			(2,153)	$(18)	100%

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

South Korea Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(173,008)	Mirae Asset Daewoo Co., Ltd.	KRW	(1,225)	$—	0%
(160,992)	Samsung Heavy	KRW	(1,137)	—	0
(12,105)	Korea Aerospace Industries Ltd.	KRW	(377)	—	0
(7,766)	S-Oil Corp	KRW	(563)	(4)	(20)
(4,944)	Hyundai Heavy Industries Co., Ltd.	KRW	(507)	—	0
(788)	Samsung SDI Co., Ltd.	KRW	(161)	—	0
692	Shinsegae International, Inc.	KRW	128	—	0
1,934	BGF Retail Co., Ltd.	KRW	353	—	0
3,145	Daelim Industrial Co., Ltd.	KRW	313	—	0
4,099	SK Telecom	KRW	919	3	15
6,711	Hyosung Corp	KRW	422	—	0
8,574	Grand Korea Leisure Co., Ltd.	KRW	152	1	5
11,223	Orange Life Insurance Ltd.	KRW	307	8	40
19,948	Samsung Electronics	KRW	812	5	25
27,189	Macquarie Korea Infrastructure Fund	KRW	278	7	35

			(286)	$20	100%

Singapore Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(475,800)	Singtel Group	SGD	(1,231)	$—	0%
(170,800)	City Development Limited	SGD	(1,196)	—	0
596,900	Yangzijiang Shipbuilding	SGD	675	—	0

			(1,752)	$—	0%

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2019.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2019 (Unaudited)

1	Of this investment, $31,787 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2

The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at June 30, 2019 is $69,889 and $(70,118), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended June 30, 2019.

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

NZD – New Zealand Dollar

PLC – Public Limited Company

SGD – Singapore Dollar

USD – U.S. Dollar

Amounts designated as “—” are $0 or round to $0.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured as of June 30, 2019:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$44,235	$—	$—	$44,235

Total Investment in Securities	$44,235	$—	$—	$44,235

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Equity Swaps ^
Unrealized Appreciation	$—	$244	$—	$244
Unrealized Depreciation	—	(63)	—	(63)

Total Other Financial Instruments	$—	$181	$—	$181

^	Total return equity swaps are valued at the unrealized appreciation (depreciation) of the instruments.

As of June 30, 2019, relative to the Fund’s prior fiscal year end, there were no transfers between Level 1 and Level 2.

As of June 30, 2019, relative to the Fund’s prior fiscal year end, no securities transferred into or out of Level 3. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1700